Consolidated Balance Sheets (unaudited) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
ASSETS
Cash and due from banks	$ 18,293	$ 15,661
Interest-bearing deposits	16,039	21,639
Securities available-for-sale at estimated fair value (amortized cost of $13,569 in 2013 and $18,584 in 2012)	14,447	19,967
Securities held-to-maturity-at amortized cost (estimated fair value of $68,498 in 2013 and $68,390 in 2012)	67,732	66,813
Loans receivable-net of allowance for loan losses of $7,868 in 2013 and $8,559 in 2012	676,535	665,842
Accrued interest receivable	2,091	2,514
Investment in Federal Home Loan Bank stock, at cost	5,068	6,809
Real estate owned, net	741	513
Prepaid expenses and other assets	4,394	4,540
Goodwill	3,647	3,647
Life insurance contracts	15,125	14,513
Premises and equipment, net	32,552	29,504
TOTAL ASSETS	856,664	851,962
LIABILITIES AND STOCKHOLDERS' EQUITY
Deposits	650,791	617,722
Advances from Federal Home Loan Bank	108,997	142,751
Advance payments by borrowers for taxes and insurance	3,484	3,272
Accrued interest payable	353	370
Accounts payable and other liabilities	3,978	4,306
TOTAL LIABILITIES	767,603	768,421
COMMITMENTS AND CONTINGENCIES	0	0
STOCKHOLDERS' EQUITY:
Preferred stock, 5,000,000 shares authorized, none issued	0	0
Common stock, $.01 par value, 10,000,000 shares authorized; 4,813,831 and 4,734,035 shares issued, 2,048,888 and 2,033,336 outstanding	47	47
Additional paid-in capital	57,593	54,878
Retained earnings	88,228	82,505
Treasury stock, 2,764,943 and 2,700,669 shares - at cost	(57,377)	(54,786)
Accumulated other comprehensive income on available for sale securities	570	897
TOTAL STOCKHOLDERS' EQUITY	89,061	83,541
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 856,664	$ 851,962